Cash and cash equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023
Current assets
Cash at bank	$ 184,333	$ 304,601
Cash on deposit (cash equivalents)	0	100,000
Total cash and cash equivalents	$ 184,333	$ 404,601	$ 259,695	$ 68,894